TAXES - Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Net operating loss carry-forwards	$ 31,579
Allowance for estimated credit loss	108,798	$ 76,821
Total	140,377	76,821
Valuation allowance	0	0	$ 0
Total deferred tax assets	$ 140,377	$ 76,821